CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 43	$ 8
Cash equivalents	426	184
Total cash and cash equivalents	$ 469	$ 192	$ 204	$ 99